AST BOND PORTFOLIO 2021
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 90.6%
Asset-Backed Securities — 5.2%
Automobiles — 2.1%
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	12	$12,472
Enterprise Fleet Financing LLC,
Series 2018-01, Class A2, 144A
2.870%	10/20/23	5	4,946
Ford Credit Auto Owner Trust,
Series 2016-02, Class A, 144A
2.030%	12/15/27	2,300	2,308,081
			2,325,499
Collateralized Loan Obligations — 3.1%
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.332%(c)	01/22/31	250	249,995
Flagship CLO Ltd. (Cayman Islands),
Series 2014-08A, Class ARR, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.073%(c)	01/16/26	45	44,608
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 144A, 3 Month LIBOR + 0.790% (Cap N/A, Floor 0.000%)
0.984%(c)	11/15/26	294	294,219
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.433%(c)	01/16/31	250	250,013
TCW CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.274%(c)	10/20/31	1,422	1,421,750
TICP CLO Ltd. (Cayman Islands),
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
1.064%(c)	04/20/28	657	656,844
Voya CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.123%(c)	01/18/29	500	500,000
			3,417,429

Total Asset-Backed Securities (cost $5,756,358)			5,742,928
Commercial Mortgage-Backed Securities — 11.7%
Commercial Mortgage Trust,
Series 2014-CR19, Class A4
3.532%	08/10/47	786	841,068
Series 2015-CR26, Class A3
3.359%	10/10/48	1,399	1,497,893
Series 2015-DC01, Class A2
2.870%	02/10/48	161	161,169
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K054, Class A2
2.745%	01/25/26	2,200	$2,362,969
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	2,200	2,348,906
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class A3
3.669%	04/15/47	1,140	1,142,468
Series 2014-C21, Class A4
3.493%	08/15/47	283	297,385
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50	1,496	1,509,541
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A3
3.479%	05/15/48	2,200	2,362,393
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	325	327,407

Total Commercial Mortgage-Backed Securities (cost $12,356,748)			12,851,199
Corporate Bonds — 31.3%
Agriculture — 1.5%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23	555	566,406
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	05/01/23(a)	1,070	1,086,371
			1,652,777
Apparel — 1.1%
VF Corp.,
Sr. Unsec’d. Notes
2.050%	04/23/22	1,130	1,148,333
Auto Manufacturers — 1.4%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
1.850%	09/15/21	1,000	1,005,615
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22	200	203,796
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
0.750%	11/23/22(a)	330	331,124
			1,540,535
Banks — 10.1%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.499%(ff)	05/17/22	550	551,983
Sub. Notes, MTN
4.000%	01/22/25	505	552,411
A1

AST BOND PORTFOLIO 2021 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.850%	05/01/25(a)	1,120	$1,146,954
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
1.700%	05/12/22	1,010	1,024,184
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.750%	04/25/22	550	563,026
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.750%	01/24/22	340	354,767
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24(a)	505	548,353
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.350%	08/15/21(a)	400	405,943
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25	320	348,140
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
4.000%	07/23/25	570	632,643
Sr. Unsec’d. Notes, MTN
2.625%	11/17/21	425	431,421
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	04/23/23(a)	545	553,164
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.359%(ff)	05/22/24	240	247,420
PNC Bank NA,
Sr. Unsec’d. Notes
3.300%	10/30/24	375	409,183
State Street Corp.,
Sr. Unsec’d. Notes
2.825%(ff)	03/30/23(a)	1,100	1,126,656
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.300%	06/02/23	800	812,734
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.750%	04/21/22	1,310	1,328,010
			11,036,992
Beverages — 0.9%
PepsiCo, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.530%
0.767%(c)	10/06/21	1,000	1,002,485
Biotechnology — 1.1%
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/24	1,100	1,186,012
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals — 1.1%
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	1,150	$1,236,675
Commercial Services — 0.2%
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	250	250,245
Computers — 1.6%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24(a)	750	800,766
International Business Machines Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.400%
0.594%(c)	05/13/21	1,000	1,000,457
			1,801,223
Diversified Financial Services — 0.1%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	115	122,656
Electric — 2.4%
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series C, 3 Month LIBOR + 0.400%
0.601%(c)	06/25/21	1,000	1,000,718
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.480%
0.672%(c)	05/04/21	1,000	1,000,281
Gtd. Notes
2.403%	09/01/21	655	660,682
			2,661,681
Electronics — 0.4%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.350%	06/01/25(a)	395	400,736
Insurance — 1.8%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	850	930,746
Jackson National Life Global Funding,
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.480%
0.657%(c)	06/11/21	1,000	1,000,839
			1,931,585
Machinery-Construction & Mining — 1.1%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.950%	05/13/22	1,185	1,194,061
Machinery-Diversified — 1.5%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
3.900%	07/12/21(a)	1,000	1,009,936

A2

AST BOND PORTFOLIO 2021 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	570	$582,124
			1,592,060
Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	185	186,419
Oil & Gas — 1.1%
BP Capital Markets America, Inc.,
Gtd. Notes
2.937%	04/06/23(a)	345	362,424
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.571%	04/15/23(a)	500	512,260
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	12/15/23	50	54,973
Phillips 66,
Gtd. Notes
3.700%	04/06/23	205	217,340
			1,146,997
Pharmaceuticals — 1.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.300%	11/21/22	1,100	1,131,429
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22	400	412,894
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.250%	08/20/21	300	303,225
			1,847,548
Pipelines — 0.8%
Enterprise Products Operating LLC,
Gtd. Notes
3.900%	02/15/24	825	892,681
Software — 0.6%
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	11/15/24(a)	600	639,689
Telecommunications — 0.2%
SingTel Group Treasury Pte Ltd. (Singapore),
Gtd. Notes, EMTN
4.500%	09/08/21	200	203,392
Transportation — 0.4%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.450%	09/15/21	485	488,051

Total Corporate Bonds (cost $33,247,415)			34,162,833
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds — 1.5%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	405	$439,504
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	04/13/21	200	200,080
2.125%	10/25/23	200	207,781
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
2.750%	03/20/22	255	260,476
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21	155	156,529
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23	340	362,109

Total Sovereign Bonds (cost $1,550,461)			1,626,479
U.S. Government Agency Obligations — 4.5%
Federal Home Loan Mortgage Corp.
2.375%	01/13/22(k)	4,000	4,072,301
Federal National Mortgage Assoc.
6.625%	11/15/30	570	812,279

Total U.S. Government Agency Obligations (cost $4,742,446)			4,884,580
U.S. Treasury Obligations — 36.4%
U.S. Treasury Bonds
1.625%	11/15/50	505	421,280
U.S. Treasury Notes
2.000%	12/31/21	28,000	28,404,688
2.875%	05/15/28	8,085	8,887,184
U.S. Treasury Strips Coupon
0.461%(s)	05/15/25	165	160,056
0.904%(s)	05/15/30(k)	1,300	1,100,227
1.394%(s)	11/15/41	45	27,107
1.417%(s)	02/15/38	20	13,463
1.450%(s)	08/15/42	30	17,704
1.643%(s)	05/15/29	90	78,377
2.205%(s)	05/15/39	125	81,094
2.334%(s)	08/15/41	45	27,302
2.353%(s)	02/15/44	165	93,135
2.365%(s)	05/15/44	605	340,123
2.394%(s)	11/15/43	170	96,362

Total U.S. Treasury Obligations (cost $40,085,273)			39,748,102

Total Long-Term Investments (cost $97,738,701)			99,016,121

A3

AST BOND PORTFOLIO 2021 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Short-Term Investments — 14.1%
Affiliated Mutual Funds
PGIM Core Short-Term Bond Fund(wc)	1,134,004	$10,455,519
PGIM Core Ultra Short Bond Fund(wc)	515,485	515,485
PGIM Institutional Money Market Fund (cost $4,436,685; includes $4,436,301 of cash collateral for securities on loan)(b)(wc)	4,440,071	4,437,851

Total Short-Term Investments (cost $15,368,924)		15,408,855

TOTAL INVESTMENTS—104.7% (cost $113,107,625)		114,424,976

Liabilities in excess of other assets(z) — (4.7)%		(5,159,137)

Net Assets — 100.0%		$109,265,839

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,340,992; cash collateral of $4,436,301 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
15	10 Year U.S. Ultra Treasury Notes	Jun. 2021	$2,155,312	$(76,287)
Short Positions:
28	2 Year U.S. Treasury Notes	Jun. 2021	6,180,344	724
152	5 Year U.S. Treasury Notes	Jun. 2021	18,756,563	189,337
87	10 Year U.S. Treasury Notes	Jun. 2021	11,391,562	291,476
1	20 Year U.S. Treasury Bonds	Jun. 2021	154,594	1,495
5	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	906,094	31,749
				514,781
				$438,494
Interest rate swap agreements outstanding at March 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
2,570	05/31/21	1.849%(S)	3 Month LIBOR(2)(Q)	$11	$22,581	$22,570
47,637	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	10,998	412,799	401,801
A4

AST BOND PORTFOLIO 2021 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest rate swap agreements outstanding at March 31, 2021 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
22,305	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	$—	$158,820	$158,820
				$11,009	$594,200	$583,191

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5